Income taxes - Schedule of Temporary Difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 177,435	$ 81,119
Deferred tax liabilities	394,779	496,571
Deferred tax (recovery) expense	(207,066)	20,671
Property, plant and equipment | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	377,079	452,950
Deferred tax (recovery) expense	(75,871)	33,126
Loss carryforwards | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	78,819	19,487
Deferred tax liabilities	0	0
Deferred tax (recovery) expense	(59,332)	(4,738)
Liabilities | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	87,240	61,632
Deferred tax liabilities	0	0
Deferred tax (recovery) expense	(25,608)	(16,013)
Future withholding taxes | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	17,700	9,650
Deferred tax (recovery) expense	8,050	4,295
Other items | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,376	0
Deferred tax liabilities	0	33,971
Deferred tax (recovery) expense	$ (54,305)	$ 4,002